                                                     Oppenheimer REAL ESTATE fund
                                               Supplement dated November 15, 2002 to the
                                       Statement of Additional Information dated August 27, 2002

     The  address  for the  Sub-Advisor  on the back cover of the  Statement  of
Additional Information is changed as follows:

Sub-Advisor
         Cornerstone Real Estate Advisers, Inc.
         Stamford Harbor Park
         333 Ludlow Street, 3rd Floor
         Stamford, CT  06902

November 15, 2002                                                               PX0590.002